Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005450
Average Annual Return [Line Items]
Average Annual Return, Percent	18.74%	17.00%		14.15%
Without Sales Load [Member] | C000177205
Average Annual Return [Line Items]
Average Annual Return, Percent	18.90%	17.16%	14.52%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.52%
MSCI US IMI/Financials 5% Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%	15.30%		12.93%
MSCI US IMI/Financials 5% Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%	15.30%	12.14%